Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Investments All Other Investments [Abstract]
Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities

The following table sets forth the carrying values and estimated fair values of the Company’s financial assets and liabilities recognized as of March 31, 2013 and 2012. There were no material unrecognized financial assets and liabilities as of March 31, 2013 and 2012.

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial assets:
Cash and cash equivalents	32,385,376	39,792,733	32,385,376	39,792,733
Restricted cash	14,592,289	4,546,062	14,592,289	4,546,062
Available-for-sale investments	17,153	2,006,066	17,153	2,006,066
Accounts and bills receivable	19,713,608	30,273,062	19,713,608	30,273,062
Financial assets included in deposits and other assets	3,846,653	401,815	3,846,653	401,815
Amount due from a related party	18,841	11,798	18,841	11,798

	70,573,920	77,031,536	70,573,920	77,031,536
Non-current financial assets:
Available-for-sale investments	1,045,200	1,033,800	1,045,200	1,033,800

Total financial assets	71,619,120	78,065,336	71,619,120	78,065,336

	Carrying value		Fair value
	2013	2012	2013	2012
	US$	US$	US$	US$
Current financial liabilities:
Short term bank loans	4,826,241	4,000,000	4,826,241	4,000,000
Accounts payable	7,134,526	8,163,510	7,134,526	8,163,510
Accrued salaries, allowances and other employee benefits	4,367,642	3,102,335	4,367,642	3,102,335
Other accrued liabilities	9,643,638	6,637,851	9,643,638	6,637,851

Total financial liabilities	25,972,047	21,903,696	25,972,047	21,903,696